New and Recently Adopted Technical and Accounting Pronouncements (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of Operating Lease Commitment

The aggregate lease liability recognized in the statement of financial position at July 1, 2019 and Company’s operating lease commitment at July 1, 2019 can be reconciled as follows:

Operating lease commitment as at July 1, 2019	370,711
Effect of discounting at the incremental borrowing rate	(51,578)
Total lease liability as at July 1, 2019	319,133